Borrowings - Schedule of borrowings repayment schedule (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 46,755	£ 47,539	£ 47,072
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	3,900	4,662
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,513	3,283
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Borrowings	4,369	2,458
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,322	4,281
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	3,138	2,261
More than 5 years | By instalments
Disclosure of detailed information about borrowings [line items]
Borrowings	264	337
More than 5 years | Other than by instalments
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 30,249	£ 30,257